STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contributions:
Participant contributions	€ 6,243,309	€ 6,135,332	€ 5,526,508
Employer contributions	11,339,292	8,682,778	9,434,257
Total contributions	17,582,601	14,818,110	14,960,765
Investment (loss) income:
Dividends from The Procter & Gamble Company common stock	1,680,728	1,654,439	2,271,107
Other income (expense)	168,568	71,514	37,192
Net investment (loss) income	13,592,895	(3,539,667)	22,852,140
Total additions	31,175,496	11,278,443	37,812,904
DEDUCTION—Benefits paid to participants	15,063,910	18,902,485	25,750,581
NET INCREASE (DECREASE)	16,111,586	(7,624,042)	12,062,324
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	218,022,196	225,646,238	213,583,914
End of year	234,133,782	218,022,196	225,646,238
Procter & Gamble Company common stock
Investment (loss) income:
Increase (decrease) in unrealized appreciation	(5,632,754)	(18,244,496)	(24,341,734)
Realized gain (loss) on sale	2,031,431	8,778,152	38,318,252
Dividends from The Procter & Gamble Company common stock	1,680,728	1,654,439	2,271,107
Other investments
Investment (loss) income:
Increase (decrease) in unrealized appreciation	8,769,092	(1,009,535)	2,657,131
Realized gain (loss) on sale	€ 6,575,830	€ 5,210,259	€ 3,910,190